UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY            August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       84

Form 13F Information Table Value Total:   $179,160

                                         (thousands)


List of Other Included Managers:  None




                                                 CHESAPEAKE ASSET MANAGEMENT, LLC

                                                    FORM 13F INFORMATION TABLE
                                                        AS OF DATE:6/30/08

       (COLUMN 1)         (COLUMN 2)       (COLUMN 3) (COLUMN 4)    (COLUMN 5)       (COLUMN 6)        (COLUMN 7)       (COLUMN 8)
                                                                                    INVESTMENT                     VOTING AUTHORITY
                                                                                    DISCRETION                          (SHARES)

          NAME            TITLE OF          CUSIP      FAIR MKT.     SHARES OR   SOLE       SHARED     OTHER     SOLE   SHARED  NONE
        OF ISSUER          CLASS            NUMBER     VALUE x1000   PRINCIPAL   AM(A)         (B)      MGR.      (A)     (B)    (C)

AT&T INC                  COM              00206R102     500         14,845      X                               1,500        13,345
AFLAC INC                 COM              001055102  21,149        336,768      X                              133,374      203,394
ALTERA CORP               COM              021441100   1,519         73,400      X                              25,000        48,400
ALVARION LTD              COM              M0861T100     544         77,000      X                              30,400        46,600
AMERICAN INTL GROUP INC   COM              026874107     711         26,886      X                               8,100        18,786
AMGEN INC                 COM              031162100     345          7,314      X                                   0         7,314
ANHEUSER BUSCH COS INC    COM              035229103   1,955         31,476      X                              14,092        17,384
APPLE INC                 COM              037833100   4,295         25,650      X                               8,200        17,450
AQUA AMERICA INC          COM              03836W103   1,198         75,000      X                              25,300        49,700
ARCHER DANIELS MIDLAND CO COM              039483102   2,376         70,412      X                              52,492        17,920
BJS WHOLESALE CLUB INC    COM              05548J106   1,665         43,021      X                              21,703        21,318
BP PLC                    SPONSORED ADR    055622104     326          4,690      X                               1,058         3,632
BT GROUP PLC              ADR              05577E101   1,202         30,250      X                              21,325         8,925
BAKER HUGHES INC          COM              057224107  11,805        135,160      X                              81,400        53,760
CADBURY PLC               SPONS ADR        12721E102     392          7,781      X                               4,439         3,342
CARNIVAL CORP             PAIRED CTF       143658300     610         18,500      X                              14,000         4,500
CHUBB CORP                COM              171232101   1,728         35,250      X                              22,350        12,900
CHURCH & DWIGHT INC       COM              171340102     816         14,476      X                               1,725        12,751
CISCO SYS INC             COM              17275R102   1,191         51,213      X                              16,220        34,993
COMCAST CORP NEW          CL A SPL         20030N200     253         13,500      X                                   0        13,500
COMCAST CORP NEW          CL A             20030N101     286         15,093      X                                 721        14,372
CORNING INC               COM              219350105   2,231         96,800      X                              54,850        41,950
DIAGEO P L C              SPON ADR NEW     25243Q205     241          3,266      X                               1,900         1,366
DISH NETWORK CORP         CL A             25470M109   1,126         38,450      X                              31,500         6,950
DU PONT E I DE NEMOURS &  COM              263534109     271          6,324      X                                   0         6,324
ECHOSTAR CORP             CL A             278768106     240          7,690      X                               6,300         1,390
ERICSSON L M TEL CO       ADR B SEK 10     294821608   1,756        168,892      X                              44,230       124,662
EXXON MOBIL CORP          COM              30231G102   3,222         36,554      X                                   0        36,554
FEDERAL NATL MTG ASSN     COM              313586109     259         13,300      X                               7,175         6,125
FERRO CORP                COM              315405100   3,262        173,900      X                              56,700       117,200
GENERAL ELECTRIC CO       COM              369604103   3,993        149,605      X                              49,550       100,055
GOOGLE INC                CL A             38259P508   4,211          8,000      X                               2,850         5,150
GRUPO TELEVISA SA DE CV   SP ADR REP ORD   40049J206   1,351         57,200      X                              38,100        19,100
HSBC HLDGS PLC            SPON ADR NEW     404280406   3,010         39,250      X                              21,800        17,450
HESS CORP                 COM              42809H107     719          5,700      X                               2,100         3,600
HOUSEVALUES INC           COM              44183Y102      34         12,471      X                              12,471             0
INFORMATICA CORP          COM              45666Q102     978         65,000      X                              21,400        43,600
INTEL CORP                COM              458140100   6,148        286,225      X                              119,200      167,025
INTERNATIONAL BUSINESS MA COM              459200101   1,512         12,760      X                              10,000         2,760
IRON MTN INC              COM              462846106   3,268        123,100      X                              53,600        69,500
JP MORGAN CHASE & CO      COM              46625H100   2,200         64,120      X                              40,050        24,070
KBR INC                   COM              48242W106   3,840        110,000      X                              58,100        51,900
KIMCO REALTY CORP         COM              49446R109   2,220         64,320      X                                   0        64,320
LOCKHEED MARTIN CORP      COM              539830109   4,490         45,506      X                              18,700        26,806
MBIA INC                  COM              55262C100   1,559        355,125      X                              115,209      239,916
MARKEL CORP               COM              570535104     202            550      X                                   0           550
MEDCO HEALTH SOLUTIONS IN COM              58405U102     427          9,044      X                               3,952         5,092
MERCK & CO INC            COM              589331107     606         16,082      X                               8,000         8,082
MERRILL LYNCH & CO INC    COM              590188108   2,061         65,000      X                              21,500        43,500
MICROSOFT CORP            COM              594918104   3,996        145,247      X                              65,950        79,297
MOTOROLA INC              COM              620076109     345         47,015      X                              18,300        28,715
NATIONAL SEMICONDUCTOR CO COM              637640103   1,586         77,200      X                              26,500        50,700
NEWS CORP                 CL B             65248E203     307         20,000      X                              20,000             0
PMC-SIERRA INC            COM              69344F106   3,614        473,000      X                              117,500      355,500
PEPSICO INC               COM              713448108   1,633         25,677      X                              15,900         9,777
PFIZER INC                COM              717081103     567         32,445      X                                   0        32,445
PITNEY BOWES INC          COM              724479100     366         10,733      X                               9,000         1,733
PROCTER & GAMBLE CO       COM              742718109     481          7,917      X                               2,000         5,917
PROSHARES TR              ULTRASHORT QQQ   74347R875     897         20,000      X                               4,450        15,550
PROSHARES TR              ULTRASHT SP500   74347R883   1,667         25,000      X                               8,450        16,550
RESEARCH IN MOTION LTD    COM              760975102   1,637         14,000      X                               5,000         9,000
ROYAL BK CDA MONTREAL QUE COM              780087102     323          7,232      X                               7,232             0
ROYAL DUTCH SHELL PLC     SPONS ADR A      780259206   3,770         46,143      X                              13,000        33,143
SALESFORCE COM INC        COM              79466L302   2,047         30,000      X                               9,700        20,300
SCHLUMBERGER LTD          COM              806857108   4,294         39,968      X                              17,728        22,240
SPDR TR                   UNIT SER 1       78462F103   1,945         15,200      X                               7,950         7,250
SUBURBAN PROPANE PARTNERS UNIT LTD PARTN   864482104     229          6,000      X                                   0         6,000
TECHNE CORP               COM              878377100   5,382         69,547      X                              16,147        53,400
TELEFLEX INC              COM              879369106     361          6,500      X                                   0         6,500
TELEFONICA S A            SPONSORED ADR    879382208   2,482         31,195      X                              19,651        11,544
3M CO                     COM              88579Y101     292          4,189      X                                   0         4,189
TOOTSIE ROLL INDS INC     COM              890516107     629         25,049      X                               9,342        15,707
TRANSOCEAN INC NEW        SHS              G90073100     602          3,948      X                               1,529         2,419
ULTRA PETROLEUM CORP      COM              903914109   2,455         25,000      X                               8,650        16,350
UNILEVER N V              N Y SHS NEW      904784709   5,643        198,694      X                              86,355       112,339
UST INC                   COM              902911106   2,558         46,835      X                              30,775        16,060
UNION PAC CORP            COM              907818108     227          3,000      X                               3,000             0
UNITED STATES STL CORP NE COM              912909108  11,854         64,150      X                              30,250        33,900
UNITED TECHNOLOGIES CORP  COM              913017109   1,003         16,263      X                              16,000           263
VERIZON COMMUNICATIONS IN COM              92343V104     277          7,831      X                               1,647         6,184
WACHOVIA CORP NEW         COM              929903102   1,201         77,335      X                              37,712        39,623
DISNEY WALT CO            COM DISNEY       254687106   1,324         42,444      X                              13,303        29,141
WESTERN DIGITAL CORP      COM              958102105   2,521         73,000      X                              24,600        48,400
WYETH                     COM              983024100     339          7,070      X                                   0         7,070


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